Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets
Prepaid expenses	$ 5,019	$ 3,640	$ 3,910
Cash held by community development districts	2,635	3,518	4,780
Cash deposits for letters of credit and surety bonds	814	3,857	4,177
Debt issuance costs	5,589	2,282	1,202
Investment in unconsolidated joint ventures		700	2,631
Other	1,966	3,792	2,980
Total other assets	$ 16,023	$ 17,789	$ 19,680